SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-56846) UNDER
THE SECURITIES ACT OF 1933		[X]
PRE-EFFECTIVE AMENDMENT NO.		[ ]
POST-EFFECTIVE AMENDMENT NO. 162		[X]
and

REGISTRATION STATEMENT (NO. 811-02652) UNDER THE INVESTMENT COMPANY ACT
OF 1940
AMENDMENT NO. 163		[X]

VANGUARD INDEX FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[x]	on November 25, 2017, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[x]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 162 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 163 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Index Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until November 25, 2017, the pending effective date of the Trust’s 161st Post-Effective Amendment. By way of further background:

  Post-Effective Amendment No. 161 was filed under Rule 485(b)(1)(iii) on September 28, 2017, for the sole purpose of extending to October 27, 2017, the then-pending effective date of Post- Effective Amendment No. 160.
  Post-Effective Amendment No. 160 was filed under Rule 485(b)(1)(iii) on August 31, 2017, for the sole purpose of extending to September 29, 2017, the then-pending effective date of Post- Effective Amendment No. 159.
  Post-Effective Amendment No. 159 was filed under Rule 485(b)(1)(iii) on August 2, 2017, for the sole purpose of extending to September 1, 2017, the then-pending effective date of Post- Effective Amendment No. 157.
  Post-Effective Amendment No. 157 was filed under Rule 485(b)(1)(iii) on July 5, 2017, for the sole purpose of extending to August 4, 2017, the then-pending effective date of Post-Effective Amendment No. 156.
  Post-Effective Amendment No. 156 was filed under Rule 485(b)(1)(iii) on June 6, 2017, for the sole purpose of extending to July 6, 2017, the then-pending effective date of Post-Effective Amendment No. 154.
  Post-Effective Amendment No. 154 was filed under Rule 485(b)(1)(iii) on May 8, 2017, for the sole purpose of extending to June 7, 2017, the then-pending effective date of Post-Effective Amendment No. 152.
  Post-Effective Amendment No. 153 was filed under Rule 485(b) on April 26, 2017, to provide the annual update to the Trust’s Registration Statement.
  Post-Effective Amendment No. 152 was filed under Rule 485(b)(1)(iii) on April 10, 2017, for the sole purpose of extending to May 10, 2017, the then-pending effective date of Post-Effective Amendment No. 151.
  Post-Effective Amendment No. 151 was filed under Rule 485(b)(1)(iii) on March 10, 2017, for the sole purpose of extending to April 11, 2017, the then-pending effective date of Post- Effective Amendment No. 150.
  Post-Effective Amendment 150 was filed under Rule 485(a)(1) on January 11, 2017, for the purpose of adding the expense ratios for the Institutional Shares and Institutional Plus Shares of Vanguard 500 Index Fund. Post-Effective Amendment 150 originally requested that the Amendment become effective on March 13, 2017.
  Post-Effective Amendment No. 149 was filed under Rule 485(a)(1) on December 23, 2016, for the purposes of (1) adding Institutional Shares and Institutional Plus Shares of Vanguard 500 Index Fund, a series of the Trust, and (2) effecting a number of non-material editorial changes.

This Post-Effective Amendment No. 162 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 161 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 26th day of October, 2017.

VANGUARD INDEX FUNDS
BY:___________/s/ F. William McNabb III*_________

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
Signature	Title	Date
/S/ F. WILLIAM MCNABB III*	Chairman and Chief Executive	October 26, 2017
Officer
F. William McNabb III
/S/ EMERSON U. FULLWOOD*	Trustee	October 26, 2017
Emerson U. Fullwood
/S/ RAJIV L. GUPTA*	Trustee	October 26, 2017
RAJIV L. GUPTA
/S/ AMY GUTMANN*	Trustee	October 26, 2017
Amy Gutmann
/S/ JOANN HEFFERNAN HEISEN*	Trustee	October 26, 2017
JoAnn Heffernan Heisen
/S/ F. JOSEPH LOUGHREY*	Trustee	October 26, 2017
F. Joseph Loughrey
/S/ MARK LOUGHRIDGE*	Trustee	October 26, 2017
Mark Loughridge
/S/ SCOTT C. MALPASS*	Trustee	October 26, 2017
Scott C. Malpass
/S/ ANDRÉ F. PEROLD*	Trustee	October 26, 2017
André F. Perold
/S/ PETER F. VOLANAKIS*	Trustee	October 26, 2017
Peter F. Volanakis
/S/ THOMAS J. HIGGINS*	Chief Financial Officer	October 26, 2017
Thomas J. Higgins
*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548, Incorporated by Reference.